Related Parties - Schedule of Related Parties (Details) - USD ($)		6 Months Ended						12 Months Ended
		Apr. 30, 2026		Apr. 30, 2025		Dec. 31, 2008	[4]	Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023		Dec. 31, 2008	[3]
Due from related parties
Due from related parties		$ 347						$ 490		$ 40,154
Due to related parties
Due to related parties								0		63,222
Borrowing		0		$ 0				0		0		$ 132,084
Repayment		0		(38,901)				0		(25,468)		(133,924)
Loan made to related parties Lending								0		39,348		0
Loan made to related parties repayment								39,186		0		10,759
Dingxin Sun [Member]
Due from related parties
Due from related parties		347	[1]					490	[2]	40,154	[2]
Due to related parties
Borrowing		0	[1]	0	[1]			0	[2]	0	[2]	132,084	[2]
Repayment		0	[1]	(38,901)	[1]			0	[2]	(25,468)	[2]	(133,924)	[2]
Loan made to related parties Lending								0		39,348	[2]
Loan made to related parties repayment								39,186		0	[2]
Shandong Dingxin Energy Saving Technology Group Co. Ltd. [Member]
Due to related parties
Due to related parties	[3]							0		63,222
Nature						Office Rental								Office Rental
Transactions with related parties		$ 28,754	[4]	$ 27,518	[4]			$ 55,438	[3]	$ 55,668	[3]	53,678	[3]
Yantai Development Zone Xingshun Petroleum Co. Ltd. [Member]
Due to related parties
Loan made to related parties Lending	[5]											0
Loan made to related parties repayment	[5]											$ 10,759

[1]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[2]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[3]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.
[4]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.
[5]	Yantai Development Zone Xingshun Petroleum Co. Ltd.: the company directly controlled by Dingxin Sun. The amount was subsequently settled completely in December 2022.